Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Proceeds from warrants exercised	$ 3,909,981
Related Parties [Member]
Stock based compensation, shares	467,990
Stock based compensation	$ 2,676,901
Warrants [Member]
Warrants exercised, shares	1,485,809
Proceeds from warrants exercised	$ 3,909,981
Warrant exercised, share	2.63